Supplemental Balance Sheet Information - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Increase in inventory	$ 63,881	$ 7,423	$ 16,118	$ 3,489
FTSI and Flotek Acquisitions
Business Acquisition [Line Items]
Increase in inventory	$ 54,500